Contingent consideration	12 Months Ended
Jun. 30, 2018
1 year or less [member]
Contingent consideration	Note 18. Current liabilities - Contingent consideration (Refer to Note 20 and 33)

	Consolidated
	2018	2017
	A$’000	A$’000

Contingent consideration	1,521	3,315

Later than one year [member]
Contingent consideration

Note 20. Non-current liabilities - Contingent consideration

	Consolidated
	2018	2017
	A$’000	A$’000

Contingent consideration	1,037	704

Contingent consideration is payable on the achievement of certain pre-determined milestones. Certain of the contingent payments are contracted to be satisfied by issue of shares, and other such payments may be settled by the issue of shares or the payment of cash, at the discretion of the consolidated entity.

The milestones were probability weighted for valuation purposes and discounted to present value to arrive at the fair value of contingent consideration on acquisition date. During the financial year, the probability weightings were revised given current anticipated timelines, and a portion of the discount has unwound with the resultant gain on contingent consideration being recognised in profit and loss.

Also refer to Note 33 for further information.